February 28, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Bond Fund, Inc.
• BlackRock Impact Municipal Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
February 28, 2025
BlackRock Impact Municipal Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Arizona — 0.3%
Arizona Industrial Development Authority, RB, 5.25%, 07/01/43(a)	$150	$ 152,116
Arkansas — 3.0%
Arkansas Development Finance Authority, RB
AMT, Sustainability Bonds, 5.70%, 05/01/53	100	105,344
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(a)	300	332,195
University of Arkansas, RB, Series A, 5.00%, 04/01/47	1,000	1,062,773
		1,500,312
California — 9.7%
California Community Choice Financing Authority, RB(b)
5.00%, 05/01/54	1,440	1,549,768
Series A, Sustainability Bonds, 4.00%, 10/01/52	500	505,573
Series C, Sustainability Bonds, 5.00%, 08/01/55	150	161,115
Series G, Sustainability Bonds, 5.25%, 11/01/54	360	385,632
California Infrastructure & Economic Development Bank, Refunding RB, Series A, AMT, Sustainability Bonds, 01/01/65(a)(b)(c)	485	491,669
California School Finance Authority, RB, 5.00%, 08/01/42(a)	125	126,706
California State Public Works Board, RB, Series D, Sustainability Bonds, 4.00%, 05/01/45	1,000	1,007,803
CSCDA Community Improvement Authority, RB, M/F Housing(a)
3.25%, 04/01/57	250	186,821
Series A-2, Sustainability Bonds, 3.00%, 02/01/57	350	247,269
San Joaquin Valley Clean Energy Authority, RB, Series A, Sustainability Bonds, 5.50%, 01/01/56(b)	140	159,196
		4,821,552
Colorado — 1.7%
Colorado School of Mines, RB, Series A, Sustainability Bonds, (AGM), 5.25%, 12/01/47	290	312,844
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/45	500	535,740
		848,584
Connecticut — 2.6%
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	180	193,248
State of Connecticut, GO, Series B, Sustainability Bonds, 5.00%, 01/15/42	1,000	1,091,313
		1,284,561
Delaware — 0.1%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(a)	79	77,341
District of Columbia — 2.8%
District of Columbia, RB, Class A, AMT, Sustainability Bonds, 5.50%, 02/28/34	1,000	1,131,843
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	250	248,398
		1,380,241
Florida — 6.9%
Brevard County Health Facilities Authority, Refunding RB, Series A, 4.00%, 04/01/52	1,000	899,450
Capital Projects Finance Authority, RB, 6.63%, 06/15/59(a)	100	104,721
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB
Series A, 4.00%, 06/15/42	$500	$ 458,503
Series A, 5.00%, 06/15/47	375	376,235
St. Lucie County School Board, COP, Series A, (AGM), 5.00%, 07/01/48	1,500	1,595,088
		3,433,997
Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 4.00%, 06/01/49	290	292,806
Illinois — 4.6%
Chicago Board of Education, GO, Series A, 5.00%, 12/01/33	500	516,085
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	1,200	1,241,122
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	290	313,556
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	195	209,636
		2,280,399
Kentucky — 3.1%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(a)	500	488,823
Louisville/Jefferson County Metropolitan Government, RB, Series A, (AGM), 5.00%, 05/15/47	1,000	1,029,957
		1,518,780
Louisiana — 2.5%
Jefferson Parish Consolidated Sewerage District No. 1, RB, (BAM), 4.00%, 02/01/39	1,000	1,012,934
Louisiana Public Facilities Authority, RB, Series A, 6.38%, 06/01/52(a)	250	248,514
		1,261,448
Maine — 0.1%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(a)(d)(e)	100	32,750
Maryland — 1.5%
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	715	738,355
Massachusetts — 8.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Sustainability Bonds, 5.00%, 06/01/50	1,500	1,581,203
Massachusetts Clean Water Trust, RB, Series 26B, Sustainability Bonds, 5.00%, 02/01/45	1,500	1,657,643
University of Massachusetts Building Authority, RB, Series 1, 4.00%, 11/01/46	1,000	978,104
		4,216,950
Michigan — 5.2%
Ludington Area School District, GO, Series II, (BAM Q-SBLF), 4.00%, 05/01/51	1,000	949,883
Michigan Finance Authority, RB
4.00%, 02/15/47	500	464,781

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Impact Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, RB (continued)
Sustainability Bonds, 5.50%, 02/28/57	$110	$ 120,294
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.10%, 10/01/53	1,000	1,035,803
		2,570,761
Minnesota — 1.8%
Duluth Economic Development Authority, RB, Class B, 5.25%, 06/15/42	500	544,891
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	320	342,138
		887,029
New Hampshire — 1.5%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2022-1, Sustainability Bonds, 4.38%, 09/20/36	724	728,042
New Jersey — 0.9%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/47	115	123,921
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 6.00%, 10/01/55	300	327,218
		451,139
New York — 16.1%
Build NYC Resource Corp., RB
Series A, 5.00%, 07/01/32	245	241,059
Series A, 5.13%, 07/01/33	175	183,326
Series A, 5.50%, 06/15/63(a)	250	252,100
Sustainability Bonds, 5.75%, 06/01/42(a)	250	261,916
Metropolitan Transportation Authority, Refunding RB, Series A-1, Sustainability Bonds, 5.00%, 11/15/49	1,000	1,033,582
Nassau County Local Economic Assistance Corp., RB, Series A, 5.00%, 07/01/43	1,000	1,044,366
New York City Housing Development Corp., RB, M/F Housing
Class F-1, Sustainability Bonds, 4.75%, 11/01/47	1,000	1,016,119
Series A, Sustainability Bonds, 4.60%, 11/01/43	225	228,534
New York Power Authority, RB, Sustainability Bonds, (AGM), 4.00%, 11/15/42	1,000	1,008,759
New York State Housing Finance Agency, RB, M/F Housing, Seires A, Sustainability Bonds, (SONYMA), 3.80%, 11/01/62(b)	735	736,554
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/44	500	535,944
AMT, Sustainability Bonds, 5.25%, 06/30/49	550	578,274
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	810	856,068
		7,976,601
North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 3.75%, 07/01/52	195	195,326
North Dakota — 0.8%
North Dakota Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, 5.75%, 01/01/54	385	410,025
Security	Par (000)	Value
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	$410	$ 441,914
Pennsylvania — 8.6%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, 5.50%, 06/01/47	1,000	1,098,463
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	470	512,041
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	875	892,354
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, Sustainability Bonds, 4.25%, 10/01/52	435	441,791
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGM), 5.00%, 09/01/48	225	240,217
Southeastern Pennsylvania Transportation Authority, RB, 5.25%, 06/01/47	1,000	1,082,292
		4,267,158
Tennessee — 0.3%
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 1, Sustainability Bonds, 3.75%, 07/01/52	160	160,864
Texas — 9.2%
Arlington Higher Education Finance Corp., RB
(PSF-GTD), 5.00%, 08/15/47	500	528,320
Series A, 5.25%, 08/15/32	250	183,425
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/46	1,000	1,051,696
Tarrant County Cultural Education Facilities Finance Corp., RB, Class F, 5.00%, 11/15/52(b)	415	451,465
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 12/01/45	1,500	1,631,098
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	665	736,598
		4,582,602
Utah — 0.5%
Utah Infrastructure Agency, RB, Series A, 5.00%, 10/15/32	250	268,015
Vermont — 0.2%
East Central Vermont Telecommunications District, RB, Series A, 6.88%, 12/01/46(a)	115	123,434
Virginia — 2.1%
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/47	1,000	1,030,655
Total Long-Term Investments — 96.5% (Cost: $47,877,607)		47,933,757

Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Impact Municipal Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.75%(f)(g)	1,841,592	$ 1,841,776
Total Short-Term Securities — 3.7% (Cost: $1,841,628)		1,841,776
Total Investments — 100.2% (Cost: $49,719,235)		49,775,533
Liabilities in Excess of Other Assets — (0.2)%		(110,416)
Net Assets — 100.0%		$ 49,665,117

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,081,196	$ —	$ (239,420)(a)	$ —	$ —	$ 1,841,776	1,841,592	$ 30,012	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Impact Municipal Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 47,933,757	$ —	$ 47,933,757
Short-Term Securities
Money Market Funds	1,841,776	—	—	1,841,776
	$1,841,776	$47,933,757	$—	$49,775,533

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GTD	GTD Guaranteed
M/F	Multi-Family
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
Schedule of Investments